Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due to Affiliate, Current			$ 2,932,000	$ 2,139,000
Payable to Manager [Member]
Related Party Transaction [Line Items]
Due to Affiliate, Current			$ 12,200,000	$ 7,900,000
Aframax Tanker | RSA Participants [Member] | Vessels Hire
Related Party Transaction [Line Items]
Amounts of transaction	$ 0	$ 2,000,000.0